Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued professional fees	$ 970,677	$ 160,926
Accrued payroll liability and directors’ compensation	636,166	402,241
Unearned revenue	166,369	151,617
Interest payable	27,499
Others	185,267	18,255
Total	$ 1,985,978	$ 733,039